Property, Plant and Equipment ('PP&E') (Details)	12 Months Ended
	Dec. 31, 2018 EUR (€) m²	Dec. 31, 2017 EUR (€)	Jan. 31, 2019 m²
Property, Plant and Equipment
Carrying amount at beginning of period	€ 2,505,000	€ 3,438,000
Property, Plant and Equipment	2,505,000	3,438,000
Additions	312,000	82,000
Depreciation	953,000	1,015,000
Movement for the period	(641,000)	(933,000)
Carrying amount at end of period	€ 1,864,000	2,505,000
Zernikedreef in Leiden, the Netherlands
Property, Plant and Equipment
Leased facilities | m²	2,960
Lease renewal term (in years)	5 years
Office rental area | m²			60
Research and development costs
Property, Plant and Equipment
Depreciation	€ 725,000	836,000
General and administrative costs
Property, Plant and Equipment
Depreciation	228,000	179,000
Leasehold improvements
Property, Plant and Equipment
Carrying amount at beginning of period	1,054,000	1,339,000
Property, Plant and Equipment	1,054,000	1,339,000
Additions	18,000	9,000
Depreciation	296,000	294,000
Movement for the period	(278,000)	(285,000)
Carrying amount at end of period	776,000	1,054,000
Laboratory equipment
Property, Plant and Equipment
Carrying amount at beginning of period	935,000	1,297,000
Property, Plant and Equipment	935,000	1,297,000
Additions	281,000	47,000
Depreciation	419,000	409,000
Movement for the period	(138,000)	(362,000)
Carrying amount at end of period	797,000	935,000
Other
Property, Plant and Equipment
Carrying amount at beginning of period	516,000	802,000
Property, Plant and Equipment	516,000	802,000
Additions	13,000	26,000
Depreciation	238,000	312,000
Movement for the period	(225,000)	(286,000)
Carrying amount at end of period	291,000	516,000
Cost
Property, Plant and Equipment
Carrying amount at beginning of period	5,169,000	5,087,000
Property, Plant and Equipment	5,169,000	5,087,000
Carrying amount at end of period	5,481,000	5,169,000
Cost | Leasehold improvements
Property, Plant and Equipment
Carrying amount at beginning of period	1,856,000	1,847,000
Property, Plant and Equipment	1,856,000	1,847,000
Carrying amount at end of period	1,874,000	1,856,000
Cost | Laboratory equipment
Property, Plant and Equipment
Carrying amount at beginning of period	2,004,000	1,957,000
Property, Plant and Equipment	2,004,000	1,957,000
Carrying amount at end of period	2,285,000	2,004,000
Cost | Other
Property, Plant and Equipment
Carrying amount at beginning of period	1,309,000	1,283,000
Property, Plant and Equipment	1,309,000	1,283,000
Carrying amount at end of period	1,322,000	1,309,000
Accumulated depreciation
Property, Plant and Equipment
Carrying amount at beginning of period	(2,664,000)	(1,649,000)
Property, Plant and Equipment	(2,664,000)	(1,649,000)
Carrying amount at end of period	(3,617,000)	(2,664,000)
Accumulated depreciation | Leasehold improvements
Property, Plant and Equipment
Carrying amount at beginning of period	(802,000)	(508,000)
Property, Plant and Equipment	(802,000)	(508,000)
Carrying amount at end of period	(1,098,000)	(802,000)
Accumulated depreciation | Laboratory equipment
Property, Plant and Equipment
Carrying amount at beginning of period	(1,069,000)	(660,000)
Property, Plant and Equipment	(1,069,000)	(660,000)
Carrying amount at end of period	(1,488,000)	(1,069,000)
Accumulated depreciation | Other
Property, Plant and Equipment
Carrying amount at beginning of period	(793,000)	(481,000)
Property, Plant and Equipment	(793,000)	(481,000)
Carrying amount at end of period	€ (1,031,000)	€ (793,000)